SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014 item	Jun. 30, 2013	Dec. 31, 2013
Income (Loss) Per Share:
Potentially dilutive of share options, unvested restricted common shares and convertible senior notes (in shares)		0
Number of series of common stock		2
Percentage of acquired brand income distributed		95.00%
Calculation of net income/(loss)
Attributed Income from Brand Contract		$ 175,181
Attributed Expenses:
Direct Expenses		(2,047,812)
Total Attributed Expenses	(1,063,023)	(2,047,812)	(1,727,064)	(3,562,295)
Net Loss Before Income Taxes	(1,063,023)	(1,872,631)	(1,727,064)	(3,562,295)
Attributed Net Income	(1,063,023)	(1,872,631)	(1,727,064)	(3,562,295)
Cash Receipts from Brand Contract		406,869
Vernon Davis
Attributed Expenses:
Cash Receipts from Brand Contract		406,869
Parent
Attributed Expenses:
Management Fees		(20,343)
Platform Common Stock
Calculation of net income/(loss)
Attributed Income from Brand Contract		8,759
Attributed Expenses:
Direct Expenses		(2,023,399)
Management Fees		19,326
Total Attributed Expenses		(2,004,073)
Net Loss Before Income Taxes		(1,995,314)
Attributed Net Income		(1,995,314)
Platform Common Stock | Revenue
Attributed Expenses:
Percentage of income from a brand contract		5.00%
Fantex Series Vernon Davis Tracking Stock
Calculation of net income/(loss)
Attributed Income from Brand Contract		166,422
Attributed Expenses:
Direct Expenses		(24,413)
Management Fees		(19,326)
Total Attributed Expenses		(43,739)
Net Loss Before Income Taxes		122,683
Attributed Net Income		$ 122,683
Fantex Series Vernon Davis Tracking Stock | Revenue
Attributed Expenses:
Percentage of income from a brand contract		95.00%